Income Tax (Tax Credit Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 1,375	$ 1,081
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	582
Foreign Tax Authority | 2017-2021
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2022-2026
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	573
Foreign Tax Authority | 2027-2031
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2032-2036
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	9
General business tax credit carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	843
General business tax credit carryforward | 2017-2021
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2022-2026
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2027-2031
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	181
General business tax credit carryforward | 2032-2036
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	662
General business tax credit carryforward | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	223
Other tax credit carryforward | 2017-2021
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | 2022-2026
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | 2027-2031
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | 2032-2036
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other tax credit carryforward | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 223